Goldrange Resources, Inc.

114 West Magnolia Street

Suite # 400 – 136

Bellingham, WA 98225

May 3, 2006

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Assistant Director

Dear Ms. Jacobs:

Re: Goldrange Resources, Inc. Amendment No. 2 to Registration Statement on Form SB-2 Filed on April 13, 2006 File No. 333-128165

                              Thank you for your letter dated April 26, 2006, with respect to Amendment No. 2 to Registration Statement on Form SB-2 filed by Goldrange Resources, Inc. (the “Company”) on April 13, 2006.

We enclose our responses to your comments and a blacklined copy of our Amendment No. 3 to the Form SB-2. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of April 26, 2006.

Responses

1.                           We have limited the cover page to the information that is required by Item 501 of Regulation S-B and other information that is key to an investment decision, using Rule 421(d) of Regulation C for guidance.

Prospectus Summary

2.                           We have updated our disclosure throughout the registration statement with respect to the expiration of the 2,050,000 warrants. In the prospectus summary, an example of our new disclosure is as follows:

The selling stockholders named in this prospectus purchased 2,050,000 units in the private placement. Each unit consisted of one (1) share of our common stock and two (2) common stock purchase warrants. Half of the warrants expired on March 31, 2006.

Exploration History

3.                           We determined that the claims were exploited between 1936 and 1952 because of information we received from the report produced by Messrs. Warner and Kay in 2003, which we sent to you with our letter dated February 8, 2006. The report states that the mining took place between 1936 and 1952. The report from the B.C. Geological Survey reflects the years that the minerals yielded by the Gold Creek property were shipped.

The report, on page 5, provides the following information related to the exploration history of the Gold Creek Property:

Exploration History

The Enargite showing, in the north part of Gold Creek #2, saw hand mining in a short adit 1936 – 1954 (36t yielding 3732g Ag, 1581kg Cu, 1341kg Pb and 651kg Zn) with little other work recorded until 1979. Limited trenching on deformed quartz veins found spotty high grade lead zinc silver mineralization.

The Northstar area, on Gold Cr eek #3 1.5km southeast of Enargite, was covered by horizontal loop EM which outlined several linear anomalies. Five diamond drill holes were completed in 1984 with mixed results. Hole 84-1 intersected 7.65g/t Au, 14.06 g/t Ag over 0.94m at72m depth in pyritic and quartz veined siltstone. Hole 84-3 intersected graphitic argillities with one pyritic section returning 1.99g/t Au over 0.9m.

The Joe claims were located in the area of Gold Creek #1 in 1986. Recorded are galena masses in a quartz vein near the thrust contact which returned 2 g/t Au (Ovington and Elliot 1987).

An airborne EM/Mag survey conducted by Noranda Exploration in 1985 centered north of the Gold Creek property. Two NW trending conductors and a similar Mag anomaly were defined in EBA rocks, while a very strong north trending conductor roughly coincides with the EBA/Fennell contact thrust.

We have also added the following to our disclosure related to the property’s exploration history in order to make our disclosure as complete and accurate as possible:

Also under a previous owner, five diamond drill holes were completed on the Gold Creek property in 1984. Traces of pyritic and quartz veined siltstone were found.

Letter Agreement Concerning Mineral Rights on Gold Creek Property

4.                          There are no payments or obligations owed to British Columbia in connection with exploiting the claims.

Joint Venture

5.                           We have clarified our disclosure to reflect the result that we would continue to be the party with the largest single interest at 60% even if Navasota were to exercise their earn-back rights after the Joint Venture is established. We have also discussed how such interest may change.

The new disclosure is as follows:

If the Joint Venture Management Committee is established and we control the largest single interest in the Gold Creek property, our company will be the Manager. For the duration of the Joint Venture, the party with the largest single interest will be entitled to be Manager. If Navasota were to exercise their earn-back rights, we would continue to be the party with the largest single interest at 60%. This could change if Navasota or a third party purchased or earned a significant interest in the property through an agreement with us in the future.

Executive Compensation

6.                           We have corrected our disclosure to show that Mr. Bajic was paid $2000 in March and $3000 thereafter. The new disclosure reads as follows:

From the date of incorporation to March 31, 2005 fiscal year end, we paid Mr. Bajic a total of $2,000 in salary. Since April 1, 2005, we have paid Mr. Bajic $3,000 per month for a total for the fiscal year ended March 2006 of $36,000. For more information about our verbal executive employment agreement with Mr. Bajic, please see the description of the material terms of that agreement below and the written explanation of that oral agreement, which is attached as an exhibit to the registration statement of which this prospectus forms a part.

Signatures

7.                          Messrs. Bajic and Hiner have both executed this amendment and their signatures are currently dated.

We understand that you may have additional comments after reviewing our amendment and responses.

We acknowledge that we are responsible for the accuracy and the adequacy of the disclosure in the filings reviewed by the staff of the SEC.

We further acknowledge that:

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and, the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

Goldrange Resources, Inc.

Per: /s/ Steve Bajic

Steve Bajic, President